Credit Risk - Summary of IFRS 9 Credit Quality (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Total exposures	£ 310,948	£ 300,286	£ 346,500
Loss Impairment: On Balance Sheet ECL	751		940	£ 921	£ 1,108
Loss Impairment: Off Balance Sheet ECL	515		£ 558	£ 700
Total ECL	£ 807	£ 1,151
Total coverage ratio	0.30%	0.40%
Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 269,221	£ 256,787
Loss Impairment: On Balance Sheet ECL	£ 751	£ 1,102
Total coverage ratio	0.30%	0.40%
Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 172,747	£ 168,724
Loss Impairment: On Balance Sheet ECL	£ 568	£ 597
Total coverage ratio	0.30%	0.40%
Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 157,957	£ 154,682
Loss Impairment: On Balance Sheet ECL	£ 234	£ 270
Total coverage ratio	0.10%	0.20%
Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 17,702	£ 19,391
Loss Impairment: On Balance Sheet ECL	£ 168	£ 236
Total coverage ratio	0.90%	1.20%
Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 29,255	£ 12,117
Loss Impairment: On Balance Sheet ECL	2	£ 250
Total coverage ratio		2.10%
Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	49,517	£ 56,555
Loss Impairment: On Balance Sheet ECL	13	19
Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	41,727	43,499
Loss Impairment: Off Balance Sheet ECL	£ 56	£ 49
Total coverage ratio	0.10%	0.10%
Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 23,058	£ 23,402
Loss Impairment: Off Balance Sheet ECL	£ 26	£ 28
Total coverage ratio	0.10%	0.10%
Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 11,213	£ 12,361
Loss Impairment: Off Balance Sheet ECL	3	2
Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	5,133	4,280
Loss Impairment: Off Balance Sheet ECL	£ 14	£ 13
Total coverage ratio	0.30%	0.30%
Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 13,005	£ 14,947
Loss Impairment: Off Balance Sheet ECL	£ 16	£ 8
Total coverage ratio	0.10%	0.10%
Off-Balance Sheet Exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 531	£ 870
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Total exposures	296,363	285,133
Total ECL	143	£ 176
Total coverage ratio		0.10%
Stage 1 [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	255,151	£ 242,216
Loss Impairment: On Balance Sheet ECL	121	£ 150
Total coverage ratio		0.10%
Stage 1 [member] | Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	160,212	£ 155,845
Loss Impairment: On Balance Sheet ECL	£ 84	£ 97
Total coverage ratio	0.10%	0.10%
Stage 1 [member] | Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 146,619	£ 142,940
Loss Impairment: On Balance Sheet ECL	10	20
Stage 1 [member] | Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	16,394	18,362
Loss Impairment: On Balance Sheet ECL	£ 31	£ 38
Total coverage ratio	0.20%	0.20%
Stage 1 [member] | Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 29,177	£ 11,684
Loss Impairment: On Balance Sheet ECL	1	£ 8
Total coverage ratio		0.10%
Stage 1 [member] | Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	49,368	£ 56,325
Loss Impairment: On Balance Sheet ECL	5	7
Stage 1 [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	41,212	42,917
Loss Impairment: Off Balance Sheet ECL	£ 22	£ 26
Total coverage ratio	0.10%	0.10%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 22,819	£ 23,133
Loss Impairment: Off Balance Sheet ECL	£ 12	£ 13
Total coverage ratio	0.10%	0.10%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 11,120	£ 12,215
Loss Impairment: Off Balance Sheet ECL	2
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	4,939	4,055
Loss Impairment: Off Balance Sheet ECL	£ 6	£ 5
Total coverage ratio	0.10%	0.10%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 12,923	£ 14,899
Loss Impairment: Off Balance Sheet ECL	4	£ 8
Total coverage ratio		0.10%
Stage 1 [member] | Off-Balance Sheet Exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	531	£ 830
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total exposures	12,013	12,110
Total ECL	£ 307	£ 284
Total coverage ratio	2.60%	2.30%
Stage 2 [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 11,053	£ 10,867
Total ECL	£ 268	£ 246
Total coverage ratio	2.40%	2.30%
Stage 2 [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 960	£ 1,243
Total ECL	£ 39	£ 38
Total coverage ratio	4.10%	3.10%
Stage 2 [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 11,579	£ 11,606
Loss Impairment: On Balance Sheet ECL	£ 286	£ 263
Total coverage ratio	2.50%	2.30%
Stage 2 [member] | Drawn exposures [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 10,619	£ 10,377
Loss Impairment: On Balance Sheet ECL	£ 247	£ 225
Total coverage ratio	2.30%	2.20%
Stage 2 [member] | Drawn exposures [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 960	£ 1,229
Loss Impairment: On Balance Sheet ECL	£ 39	£ 38
Total coverage ratio	4.10%	3.10%
Stage 2 [member] | Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 10,324	£ 10,657
Loss Impairment: On Balance Sheet ECL	£ 256	£ 234
Total coverage ratio	2.50%	2.20%
Stage 2 [member] | Drawn exposures [member] | Retail banking [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 9,375	£ 9,537
Loss Impairment: On Balance Sheet ECL	£ 217	£ 206
Total coverage ratio	2.30%	2.20%
Stage 2 [member] | Drawn exposures [member] | Retail banking [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 949	£ 1,120
Loss Impairment: On Balance Sheet ECL	£ 39	£ 28
Total coverage ratio	4.10%	2.50%
Stage 2 [member] | Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 9,356	£ 9,756
Loss Impairment: On Balance Sheet ECL	£ 118	£ 129
Total coverage ratio	1.30%	1.30%
Stage 2 [member] | Drawn exposures [member] | Retail banking mortgages [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 8,466	£ 8,765
Loss Impairment: On Balance Sheet ECL	£ 98	£ 113
Total coverage ratio	1.20%	1.30%
Stage 2 [member] | Drawn exposures [member] | Retail banking mortgages [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 890	£ 991
Loss Impairment: On Balance Sheet ECL	£ 20	£ 16
Total coverage ratio	2.20%	1.60%
Stage 2 [member] | Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 1,044	£ 646
Loss Impairment: On Balance Sheet ECL	£ 26	£ 25
Total coverage ratio	2.50%	3.90%
Stage 2 [member] | Drawn exposures [member] | Corporate and commercial banking [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 1,044	£ 575
Loss Impairment: On Balance Sheet ECL	£ 26	£ 17
Total coverage ratio	2.50%	3.00%
Stage 2 [member] | Drawn exposures [member] | Corporate and commercial banking [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures		£ 71
Loss Impairment: On Balance Sheet ECL		£ 8
Total coverage ratio		11.30%
Stage 2 [member] | Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 78	£ 93
Loss Impairment: On Balance Sheet ECL	£ 1
Total coverage ratio	1.30%
Stage 2 [member] | Drawn exposures [member] | Corporate and investment banking [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 78	93
Loss Impairment: On Balance Sheet ECL	£ 1
Total coverage ratio	1.30%
Stage 2 [member] | Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 133	210
Loss Impairment: On Balance Sheet ECL	£ 3	£ 4
Total coverage ratio	2.30%	1.90%
Stage 2 [member] | Drawn exposures [member] | Corporate centre [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 122	£ 172
Loss Impairment: On Balance Sheet ECL	£ 3	£ 2
Total coverage ratio	2.50%	1.20%
Stage 2 [member] | Drawn exposures [member] | Corporate centre [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 11	£ 38
Loss Impairment: On Balance Sheet ECL		£ 2
Total coverage ratio		5.30%
Stage 2 [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	434	£ 504
Loss Impairment: Off Balance Sheet ECL	£ 21	£ 21
Total coverage ratio	4.80%	4.20%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 434	£ 490
Loss Impairment: Off Balance Sheet ECL	£ 21	£ 21
Total coverage ratio	4.80%	4.30%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures		£ 14
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 196	228
Loss Impairment: Off Balance Sheet ECL	£ 13	£ 13
Total coverage ratio	6.60%	5.70%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 196	£ 223
Loss Impairment: Off Balance Sheet ECL	£ 13	£ 13
Total coverage ratio	6.60%	5.80%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures		£ 5
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 76	128
Loss Impairment: Off Balance Sheet ECL	£ 1	£ 2
Total coverage ratio	1.30%	1.60%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 76	£ 126
Loss Impairment: Off Balance Sheet ECL	£ 1	£ 2
Total coverage ratio	1.30%	1.60%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures		£ 2
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 182	220
Loss Impairment: Off Balance Sheet ECL	£ 6	£ 8
Total coverage ratio	3.30%	3.60%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 182	£ 211
Loss Impairment: Off Balance Sheet ECL	£ 6	£ 8
Total coverage ratio	3.30%	3.80%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member] | Stage 2, above 30 DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures		£ 9
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 56	16
Loss Impairment: Off Balance Sheet ECL	£ 2
Total coverage ratio	3.60%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate and investment banking [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 56	16
Loss Impairment: Off Balance Sheet ECL	£ 2
Total coverage ratio	3.60%
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures		40
Stage 2 [member] | Off-Balance Sheet Exposures [member] | Corporate centre [member] | Stage two below or equal to thirty DPD [member]
Disclosure of credit risk exposure [line items]
Total exposures		40
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 2,572	3,043
Total ECL	£ 357	£ 691
Total coverage ratio	13.90%	22.70%
Stage 3 [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 2,491	£ 2,965
Loss Impairment: On Balance Sheet ECL	£ 344	£ 689
Total coverage ratio	13.80%	23.20%
Stage 3 [member] | Drawn exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 2,211	£ 2,222
Loss Impairment: On Balance Sheet ECL	£ 228	£ 266
Total coverage ratio	10.30%	12.00%
Stage 3 [member] | Drawn exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 1,982	£ 1,986
Loss Impairment: On Balance Sheet ECL	£ 106	£ 121
Total coverage ratio	5.30%	6.10%
Stage 3 [member] | Drawn exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 264	£ 383
Loss Impairment: On Balance Sheet ECL	£ 111	£ 173
Total coverage ratio	42.00%	45.20%
Stage 3 [member] | Drawn exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures		£ 340
Loss Impairment: On Balance Sheet ECL		£ 242
Total coverage ratio		71.20%
Stage 3 [member] | Drawn exposures [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 16	£ 20
Loss Impairment: On Balance Sheet ECL	£ 5	£ 8
Total coverage ratio	31.30%	40.00%
Stage 3 [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 81	£ 78
Loss Impairment: Off Balance Sheet ECL	£ 13	£ 2
Total coverage ratio	16.00%	2.60%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 43	£ 41
Loss Impairment: Off Balance Sheet ECL	£ 1	£ 2
Total coverage ratio	2.30%	4.90%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Retail banking mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 17	£ 18
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	12	5
Loss Impairment: Off Balance Sheet ECL	£ 2
Total coverage ratio	16.70%
Stage 3 [member] | Off-Balance Sheet Exposures [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 26	£ 32
Loss Impairment: Off Balance Sheet ECL	£ 10
Total coverage ratio	38.50%